Commitments and contingencies (Details) € in Thousands	Dec. 31, 2021 EUR (€)
Purchase Obligation, Fiscal Year Maturity [Abstract]
Total	€ 48,818
Less than 1 year	19,165
1 to 3 years	29,653
3 to 5 years	0
More than 5 years	€ 0